RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the year ended December 31, 2025 and 2024 included:

	For the years ended December 31,
	2025	2024
Director fees	$519,950	$504,619
Salaries	1,334,584	998,951
Share-based payments	889,386	768,228
	$2,743,920	$2,271,798

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the years ended December 31,
	2025	2024
Management fees paid to a company controlled by CEO and director	$629,526	$487,688
Management fees paid to a company that the CEO holds an economic interest in	411,714	273,475
Salary and commission paid to family of key management	294,321	184,964
Contractor fees paid to family of key management	44,327	-
Management fees paid to a company controlled by a director	123,378	116,266
	$1,503,266	$1,062,393